Capital Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of capital assets
	June 30, 2022	December 31, 2021
Computer hardware	$5,070,757	$1,289,702
Furniture and fixtures	42,242	33,484
Leasehold improvements	250,171	21,065
	5,363,170	1,344,251
Accumulated depreciation	(343,605)	(57,402)
Net carrying value	$5,019,565	$1,286,849

	2021	2020
Computer hardware	$1,289,702	$—
Furniture and fixtures	33,484	—
Leasehold improvements	21,065	—
	1,344,251	—
Accumulated depreciation	(57,402)	—
Net carrying value	$1,286,849	$—